4. Operating segments (Details Narrative) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 14,265,370	$ 9,638,568	$ 7,044,039
CAMMESA
Disclosure of operating segments [line items]
Revenue	$ 13,267,217	$ 9,134,802	$ 6,616,864
Percentage of revenue	93.00%	95.00%	94.00%